Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net of debt discount (in Dollars)	$ 0	$ 77	$ 0
Common stock par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	130,000,000	130,000,000	130,000,000
Common stock shares outstanding	3,780,827	2,600,311	1,123,680
Common stock shares issued	3,780,827	2,600,311	1,123,680
Series A Convertible Preferred Stock
Preferred stock, par value per share (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,500,000	4,500,000
Preferred stock, shares issued	256,968	0
Preferred stock, shares outstanding	256,968	0